UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31
Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY
MARKET TRUST

WESTERN ASSET NEW YORK MUNICIPAL MONEY
MARKET FUND

FORM N-Q
DECEMBER 31, 2007

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited)	December 31, 2007

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.0%
Education — 7.4%
$25,000,000	Chemung Count, NY, Industrial Development Agency, Civic Facilities
	Revenue, Elmira College Project, LOC-JPMorgan Chase, 3.470%, 1/3/08 (a)	$25,000,000
5,220,000	Dutchess County, NY, IDA, Marist College, LOC-Bank of New York,
	3.390%, 1/3/08 (a)	5,220,000
10,000,000	Eastport-South Manor, CSD, NY, TAN, 4.000% due 6/27/08	10,014,010
8,250,000	Geneva, NY, Industrial Development Agency, Civic Facilities Revenue,
	Colleges Seneca Project, MBIA, SPA-JPMorgan Chase, 3.460%, 1/3/08 (a)	8,250,000
4,000,000	Monroe County, NY, Industrial Development Agency, Civic Facility
	Revenue, Monroe Community College, LOC-JPMorgan Chase, 3.400%, 1/3/08 (a)	4,000,000
11,000,000	New York City, NY, Industrial Development Agency, Civic Facility Revenue,
	Refunding & Improvements Touro College, LOC-JPMorgan Chase,
	3.350%, 1/2/08 (a)	11,000,000
	New York State Dormitory Authority, Cornell University:
13,725,000	2.950% due 2/7/08	13,725,000
24,650,000	2.700% due 3/6/08	24,650,000
	Revenue:
27,773,825	Court Facilities Lease, LOC-Bayerische Landesbank, 3.430%, 1/2/08 (a)	27,773,825
13,520,000	Non-State Supported Debt, NYSARC Inc., AMBAC, SPA-Keybank
	N.A., 3.410%, 1/3/08 (a)	13,520,000
1,555,000	Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen,
	3.350%, 1/2/08 (a)	1,555,000
3,500,000	Wagner College, LOC-Morgan Guarantee Trust, 3.350%, 1/2/08 (a)	3,500,000
4,685,000	Niagara County, NY, Industrial Development Agency Civic Facilities
	Revenue, Student Housing Village Corp., LOC-RBS Citizens NA,
	3.400%, 1/3/08 (a)	4,685,000
7,000,000	Ontario County, NY, Industrial Development Agency, Civic Facility Revenue,
	Finger Lakes, LOC-Citizens Bank, 3.430%, 1/3/08 (a)	7,000,000
7,000,000	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Cornell University, SPA-JPMorgan Chase, 3.350%, 1/3/08 (a)	7,000,000
19,000,000	University of Michigan, Revenue, Hospital, 3.450%, 1/3/08 (a)	19,000,000
	Yates County, NY, Industrial Development Agency, Civic Facility Revenue,
	Keuka College Project, LOC-Keybank NA:
8,175,000	3.430%, 1/3/08 (a)	8,175,000
3,075,000	3.430%, 1/3/08 (a)	3,075,000
	Total Education	197,142,835
Finance — 8.9%
	New York City, NY, TFA:
	Future Tax Secured:
1,200,000	Revenue, LIQ-Landesbank Baden-Wurttemberg, 3.350%, 1/2/08 (a)	1,200,000
8,315,000	Revenue, SPA-Bank of Nova Scotia, 3.400%, 1/2/08 (a)	8,315,000
6,085,000	Revenue, SPA-Landesbank Baden-Wurttemberg, 3.600%, 1/2/08 (a)	6,085,000
2,200,000	SPA-Bayerische Landesbank, 3.670%, 1/2/08 (a)	2,200,000
39,700,000	SPA-WestLB AG, 3.400%, 1/2/08 (a)	39,700,000
4,280,000	Subordinated, SPA-Landesbank Hessen, 3.540%, 1/2/08 (a)	4,280,000
4,000,000	Subordinated, SPA-Landesbank Hessen-Thuringen, 3.730%, 1/2/08 (a)	4,000,000
	New York City Recovery Project Revenue, Subordinated:
4,465,000	LIQ-Bayerische Landesbank, 3.730%, 1/2/08 (a)	4,465,000
1,200,000	LIQ-JPMorgan Chase, 3.670%, 1/2/08 (a)	1,200,000
5,665,000	LIQ-Landesbank Hessen-Thuringen, 3.400%, 1/2/08 (a)	5,665,000
3,640,000	LIQ-Landesbank Hessen-Thuringen, 3.730%, 1/2/08 (a)	3,640,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Finance — 8.9% (continued)
$400,000	SPA-Royal Bank of Canada, 3.730%, 1/2/08 (a)	$400,000
	Revenue:
13,310,000	Future Tax Secured, SPA-JPMorgan Chase, 3.400%, 1/2/08 (a)	13,310,000
18,200,000	Subordinated, LIQ-Lloyds TSB Bank, 3.350%, 1/2/08 (a)	18,200,000
	New York State LGAC:
9,600,000	LOC-Bank of Nova Scotia, 3.350%, 1/2/08 (a)	9,600,000
62,050,000	LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.400%, 1/2/08 (a)	62,050,000
3,300,000	LOC-Landesbank Hessen-Thuringen, 3.350%, 1/2/08 (a)	3,300,000
6,500,000	LOC-Societe Generale, 3.340%, 1/2/08 (a)	6,500,000
20,500,000	LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.340%, 1/2/08 (a)	20,500,000
8,600,000	Refunding, FSA, 3.350%, 1/2/08 (a)	8,600,000
13,700,000	Refunding, Subordinated, FSA, 3.350%, 1/2/08 (a)	13,700,000
	Total Finance	236,910,000
General Obligation — 13.5%
24,000,000	Brookhaven & Smithtown, NY, Three Village CSD, GO, TAN, 4.000% due 6/30/08	24,043,645
8,000,000	Cheektowaga-Maryvale, NY, UFSD, GO, BAN, 3.750% due 12/23/08	8,060,422
	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements:
10,000,000	FGIC, SPA-JPMorgan Chase Bank, 3.350%, 1/3/08 (a)	10,000,000
700,000	FSA, SPA-Dexia Credit Local, 3.270%, 1/2/08 (a)	700,000
8,600,000	Connetquot CSD, NY, Islip, GO, TAN, 4.000% due 6/30/08	8,622,689
7,000,000	Deer Park, NY, UFSD, GO, TRAN, 4.250% due 6/30/08	7,018,604
5,000,000	East Hampton, NY, GO, Union Free School District, TAN, 4.000% due 6/30/08	5,013,679
10,000,000	Enlarged Troy School District, NY, GO, BAN, 4.250% due 7/3/08	10,022,624
3,750,000	Jericho, NY, Union Free School District, GO, TAN, 4.250% due 6/20/08	3,759,403
50,000,000	Nassau County, NY, GO, TAN, 3.750% due 9/30/08	50,235,456
1,300,000	New York City, NY, MBIA, SPA-Bank of Nova Scotia, 3.650%, 1/2/08 (a)	1,300,000
	New York City, NY, GO:
4,800,000	LOC-Bayerische Landesbank, 3.600%, 1/2/08 (a)	4,800,000
4,000,000	MBIA, SPA-Landesbank Hessen-Thuringen, 3.350% due 3/12/08	4,000,000
	Subordinated:
5,000,000	LOC- Bank of America, 3.320%, 1/2/08 (a)	5,000,000
	LOC-BNP Paribas:
15,000,000	3.320%, 1/2/08 (a)	15,000,000
4,300,000	3.350%, 1/2/08 (a)	4,300,000
25,765,000	3.400%, 1/2/08 (a)	25,765,000
125,000	LOC-Dexia Credit Local, 3.600%, 1/2/08 (a)	125,000
1,800,000	LOC-JPMorgan Chase, 3.310%, 1/2/08 (a)	1,800,000
	LOC-Royal Bank of Scotland:
1,260,000	3.330%, 1/3/08 (a)	1,260,000
18,300,000	3.340%, 1/3/08 (a)	18,300,000
	LOC-Westdeutsche Landesbank:
8,300,000	3.310%, 1/2/08 (a)	8,300,000
7,400,000	3.320%, 1/2/08 (a)	7,400,000
2,100,000	3.600%, 1/2/08 (a)	2,100,000
100,000	MBIA, SPA-Wachovia Bank, 3.650%, 1/2/08 (a)	100,000
2,300,000	SPA-Bayerische Landesbank, 3.400%, 1/2/08 (a)	2,300,000
3,800,000	New York City, NY, TFA, GO, Future Tax Secured, SPA-JPMorgan Chase,
	3.400%, 1/2/08 (a)	3,800,000
9,260,000	New York State, Environmental Quality, LOC-Westdeutsche Landesbank,
	3.200%, 1/3/08 (a)	9,260,000
	New York, NY, GO:
6,300,000	LOC-Bayerische Landesbank, 3.400%, 1/2/08 (a)	6,300,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
General Obligation — 13.5% (continued)
	Subordinated:
	LOC-Bank of America:
$13,000,000	3.490%, 1/2/08 (a)	$13,000,000
3,900,000	3.700%, 1/2/08 (a)	3,900,000
25,000,000	LOC-Bank of New York, 3.340%, 1/2/08 (a)	25,000,000
5,000,000	Phoenix, NY, CSD, BAN, 3.750% due 12/18/08	5,034,429
9,000,000	Plainedge, NY, UFSD, GO, TAN, 4.250% due 6/30/08	9,023,480
10,000,000	Port Washington, NY, GO, UFSD, TAN, 4.250% due 6/26/08	10,026,451
9,000,000	Riverhead, NY, CSD, GO, TAN, 4.000% due 6/30/08	9,023,744
5,000,000	South Huntington, NY, Union Free School District, GO, TAN, 4.000% due 6/30/08	5,012,454
8,000,000	Syosset, NY, CSD, GO, TAN, 4.000% due 6/27/08	8,011,192
12,000,000	Syracuse, NY, GO, RAN, 4.000% due 6/30/08	12,026,458
	West Babylon, NY, GO, UFSD:
2,360,000	BAN, 4.250% due 8/1/08	2,367,237
10,000,000	TAN, 4.250% due 6/27/08	10,025,745
	Total General Obligation	361,137,712
Government Facilities — 2.5%
	Jay Street Development Corp., NY, Courts Facility Lease Revenue:
8,860,000	LOC-Depfa Bank PLC, 3.350%, 1/2/08 (a)	8,860,000
	New York City, Jay Street Project:
44,000,000	LOC-Bank of America, 3.340%, 1/2/08 (a)	44,000,000
	LOC-Depfa Bank PLC:
6,105,000	3.250%, 1/2/08 (a)	6,105,000
8,680,000	3.450%, 1/2/08 (a)	8,680,000
	Total Government Facilities	67,645,000
Hospitals — 5.7%
2,000,000	Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany
	Medical Center Hospital, LOC-Bank of America N.A., 3.410%, 1/3/08 (a)	2,000,000
5,540,000	Essex County, NY, Industrial Development Agency, Civic Facilities Revenue,
	Elizabethtown Community Hospital, LOC-Keybank N.A., 3.410%, 1/3/08 (a)	5,540,000
	Nassau Health Care Corp.:
2,560,000	New York Revenue, Subordinated, FSA, SPA-Dexia Credit Local,
	3.290%, 1/3/08 (a)	2,560,000
26,485,000	Refunding, FSA, SPA-Dexia Credit Local, 3.380%, 1/3/08 (a)	26,485,000
2,400,000	Subordinated, FSA, SPA-Dexia Credit Local, 3.310%, 1/3/08 (a)	2,400,000
	New York State Dormitory Authority Revenue:
11,750,000	Mental Health Facilities Improvement, FSA, SPA-Dexia Credit Local,
	3.400%, 1/3/08 (a)	11,750,000
9,660,000	Mental Health Services Facilities, FSA, SPA-Dexia Credit Local,
	3.400%, 1/3/08 (a)	9,660,000
	Mental Health Services:
20,200,000	Subordinated, FSA, SPA-Dexia Credit Local, 3.350%, 1/3/08 (a)	20,200,000
28,625,000	Subordinated, MBIA, SPA-JPMorgan Chase, 3.400%, 1/3/08 (a)	28,625,000
4,600,000	Montefiore Medical Center, AMBAC, FHA, 6.000% due 2/1/08 (b)	4,609,756
8,285,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Saint Elizabeth Medical Center Facility, LOC-HSBC Bank, 3.430%, 1/3/08 (a)	8,285,000
4,430,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Jewish Home Project, LOC-Keybank N.A., 3.430%, 1/3/08 (a)	4,430,000
	Orange County, NY, IDA:
2,650,000	Civic Facility Revenue, Arden Hill Hospital Project, FSA, SPA-Morgan
	Stanley, 3.370%, 1/3/08 (a)	2,650,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Hospitals — 5.7% (continued)
$10,585,000	Revenue, Horton Medical Center Project, FSA, SPA-Morgan Stanley
	Bank, 3.370%, 1/3/08 (a)	$10,585,000
4,375,000	Otsego County, NY, Industrial Development Agency, Mary Imogene Bassett,
	LOC-Keybank N.A., 3.430%, 1/3/08 (a)	4,375,000
8,200,000	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-
	HSBC Bank, 3.370%, 1/3/08 (a)	8,200,000
	Total Hospitals	152,354,756
Housing: Multi-Family — 18.3%
6,365,000	Clifton Park Industrial Development Agency MFH Revenue, Coburg Village
	Project, LIQ-FHLMC, 3.390%, 1/3/08 (a)	6,365,000
	New York City, NY, HDC:
	MFH Rent Revenue:
4,500,000	100 Jane Street Development, FNMA, 3.500%, 1/2/08 (a)(c)	4,500,000
36,415,000	One Columbus Place Development, FNMA-Collateralized, 3.500%, 1/2/08 (a)(c)	36,415,000
8,800,000	Related Sierra Development, LIQ-FNMA, 3.500%, 1/2/08 (a)(c)	8,800,000
1,900,000	Tribeca Tower, FNMA-Collateralized, 3.420%, 1/2/08 (a)(c)	1,900,000
29,000,000	West 61 Street Apartments, FNMA, LIQ-FNMA, 3.500%, 1/2/08 (a)(c)	29,000,000
	MFH Revenue:
4,035,000	1904 Vyse Avenue Apartments, LOC-HSBC Bank USA N.A.,
	3.450%, 1/2/08 (a)(c)	4,035,000
900,000	Morris Avenue Apartments, LOC-HSBC Bank USA N.A., 3.450%, 1/2/08 (a)(c)	900,000
3,490,000	Mtg-33 West Tremont Avenue, LOC-HSBC Bank USA N.A.,
	3.450%, 1/2/08 (a)(c)	3,490,000
7,840,000	Peter Cintron Apartments, LOC-KeyBank N.A., 3.450%, 1/2/08 (a)(c)	7,840,000
19,550,000	Rivereast Apartments, LIQ-Freddie Mac, 3.440%, 1/2/08 (a)(c)	19,550,000
2,200,000	Villa Avenue Apartments, LOC-Keybank N.A., 3.450%, 1/2/08 (a)(c)	2,200,000
11,300,000	Multi-Family Highbridge Apartments, LOC-HSBC Bank USA N.A.,
	3.450%, 1/2/08 (a)(c)	11,300,000
8,500,000	Multi-Family Mortgage Revenue, 201 Pearl Street Development, FNMA,
	3.450%, 1/2/08 (a)	8,500,000
6,450,000	Multi-Family Revenue, Mortgage, Reverend Ruben Diaz, LOC-Bank of
	America N.A., 3.450%, 1/2/08 (a)(c)	6,450,000
26,400,000	Related Monterey, LIQ-FNMA, 3.340%, 1/2/08 (a)	26,400,000
	New York State HFA:
17,700,000	240 East 39th Street Housing, LIQ-FNMA, 3.430%, 1/2/08 (a)(c)	17,700,000
	Revenue:
	350 West 43rd Street:
17,700,000	Housing A, Landesbank Hessen-Thuringen, 3.530%, 1/2/08 (a)(c)	17,700,000
4,550,000	LOC-Landesbank Hessen-Thuringen, 3.520%, 1/2/08 (a)(c)	4,550,000
2,760,000	360 West 43, FNMA, LIQ-FNMA, 3.500%, 1/2/08 (a)(c)	2,760,000
5,900,000	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen
	Girozentrale, 3.350%, 1/2/08 (a)	5,900,000
7,500,000	Victory Housing, LIQ-FHLMC, 3.480%, 1/2/08 (a)(c)	7,500,000
2,400,000	West 17th Street Housing, LOC-Landesbank Baden-Wurttemberg,
	3.520%, 1/2/08 (a)(c)	2,400,000
	Service Contract Revenue:
23,200,000	LOC-BNP Paribas, 3.400%, 1/2/08 (a)	23,200,000
21,200,000	LOC-Westdeutsche Landesbank, 3.400%, 1/2/08 (a)	21,200,000
25,475,000	SPA-FNMA, 3.380%, 1/2/08 (a)(c)	25,475,000
7,000,000	Victory Housing, LIQ-FHLMC, 3.480%, 1/2/08 (a)(c)	7,000,000
19,600,000	Worth Street, LIQ-FNMA, 3.500%, 1/2/08 (a)(c)	19,600,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Housing: Multi-Family — 18.3% (continued)
	New York State Housing Finance Agency:
$900,000	750 Sixth Avenue, FNMA-Collateralized, 3.430%, 1/2/08 (a)(c)	$900,000
12,000,000	Brook Avenue Apartments, LOC-Bank of America N.A., 3.480%, 1/2/08
	(a)(c)	12,000,000
4,975,000	Grace Towers Housing II LLC, LIQ-FHLMC, 3.500%, 1/2/08 (a)(c)	4,975,000
13,415,000	Tribeca Green Housing, LOC-Landesbank Hessen-Thruingen, 3.320%,
	1/2/08(a)	13,415,000
	Revenue:
13,800,000	1500 Lexington Associates LLC, Remarketed 4/15/04, LIQ-FNMA,
	3.490%, 1/2/08 (a)(c)	13,800,000
7,000,000	360 West, 43-A-Remarketed 12/11/03, FNMA, 3.500%, 1/2/08 (a)(c)	7,000,000
27,000,000	600 West 42nd Street, LOC-Bank of New York, 3.400%, 1/2/08
	(a)(c)	27,000,000
14,000,000	88 Leonard Street Housing, LOC-Landesbank Hessen-Thuringen,
	3.250%, 1/2/08 (a)	14,000,000
5,450,000	LIQ-Fannie Mae, 3.380%, 1/2/08 (a)(c)	5,450,000
7,335,000	MFH Secured Mortgage, LIQ-FHLMC, 3.500%, 1/2/08 (a)(c)	7,335,000
	New York, NY, HDC:
24,000,000	MFH Revenue, 90 West St., LIQ-FNMA, 3.450%, 1/2/08 (a)	24,000,000
3,000,000	Mortgage Revenue, The Crest, LOC-Landessbank Hessen-Thuringen,
	3.450%, 1/2/08 (a)	3,000,000
3,735,000	Multi Family Revenue, Aldus St. Apartments, LOC-Keybank N.A.,
	3.450%, 1/2/08 (a)(c)	3,735,000
6,200,000	Residential Montefiore, LOC-Chase Manhattan Bank, 3.350%, 1/2/08 (a)	6,200,000
15,555,000	Watervliet, NY, Housing Authority Revenue, Refunding, Beltrone Senior
	Living, LOC-Citizens Bank N.A., 3.440%, 1/3/08 (a)	15,555,000
	Total Housing: Multi-Family	490,995,000
Housing: Single Family — 6.6%
	New York State Housing Finance Agency:
	Revenue:
31,415,000	10 Barclay Street, LIQ-FNMA, 3.400%, 1/2/08 (a)	31,415,000
60,400,000	188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen,
	3.390%, 1/2/08 (a)(c)	60,400,000
2,000,000	Clinton Green North Housing, LOC-Bank of America, 3.430%,
	1/2/08(a)(c)	2,000,000
	Service Contract Revenue, Refunding:
20,800,000	LOC-Dexia Credit Local, 3.400%, 1/2/08 (a)	20,800,000
2,500,000	LOC-Landesbank Hessen-Thuringen, 3.350%, 1/2/08 (a)	2,500,000
24,000,000	LOC-State Street Bank & Trust Co., 3.400%, 1/2/08 (a)	24,000,000
	New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-Dexia
	Credit Local:
24,250,000	3.450%, 1/2/08 (a)(c)	24,250,000
10,400,000	3.650%, 1/2/08 (a)(c)	10,400,000
1,100,000	3.660%, 1/2/08 (a)(c)	1,100,000
	Total Housing: Single Family	176,865,000
Industrial Development — 5.8%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
	Albany Medical Center Hospital Project:
5,645,000	LOC-Bank of America N.A., 3.370%, 1/3/08 (a)	5,645,000
5,000,000	LOC-Keybank N.A., 3.430%, 1/3/08 (a)	5,000,000
3,020,000	Albany Medical Center Project, LOC-Bank of America N.A., 3.370%,
	1/3/08(a)	3,020,000
4,000,000	Living Residential Corporation Project, LOC-HSBC Bank USA N.A.,
	3.400%, 1/3/08 (a)	4,000,000
8,000,000	Teresian House, LOC-Citizens Bank NA, 3.440%, 1/3/08 (a)	8,000,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Industrial Development — 5.8% (continued)
$12,045,000	Chautauqua County, NY, Industrial Development Agency, Civic Facility
	Revenue, JCC Development Corp. Project, LOC-Citizens Bank N.A.,
	3.440%, 1/3/08 (a)	$12,045,000
3,830,000	Clinton County, NY, Industrial Development Agency, Civic Facility Revenue,
	Champlain Valley Hospital Project, LOC-Keybank N.A., 3.410%, 1/3/08
	(a)	3,830,000
5,805,000	Delaware County, NY, Industrial Development Agency, Civic Facility
	Revenue, Delaware Valley Hospital Project, LOC-HSBC Bank USA
	N.A., 3.370%, 1/3/08 (a)	5,805,000
1,285,000	Essex County, NY, Industrial Development Agency, Civic Facilities Revenue,
	Refunding, Elizabethtown Community, LOC-Keybank N.A., 3.410%,
	1/3/08 (a)	1,285,000
2,155,000	Lancaster, NY, IDA, IDR, Sealing Devices, Inc. Facility, LOC-HSBC Bank
	USA N.A., 3.520%, 1/3/08 (a)(c)	2,155,000
2,325,000	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells
	Fargo Bank N.A., 3.330%, 1/3/08 (a)	2,325,000
	Monroe County, NY:
6,650,000	IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase,
	3.420%, 1/3/08 (a)	6,650,000
6,000,000	Industrial Development Agency, Civic Facility Revenue, Continuing
	Development Services Inc. Project, LOC-Citizens Bank N.A.,
	3.440%, 1/3/08 (a)	6,000,000
1,620,000	New York City, NY, IDA, IDR, PS Bibbs Inc., LOC-JPMorgan Chase,
	3.550%, 1/3/08 (a)(c)	1,620,000
4,700,000	New York City, NY, IDA, Revenue, Children's Oncology Society, LOC-Bank
	of New York, 3.350%, 1/2/08 (a)	4,700,000
	New York City, NY, Industrial Development Agency:
5,200,000	Civic Facilities Revenue, Auditory/Oral School Project, LOC-Wachovia
	Bank N.A., 3.440%, 1/3/08 (a)	5,200,000
	Civic Facility Revenue:
6,000,000	Grace Church School Project, LOC-Wachovia Bank, 3.360%, 1/3/08
	(a)	6,000,000
6,960,000	New York Congregational Nursing, LOC-HSBC Bank USA,
	3.370%, 1/3/08 (a)	6,960,000
4,515,000	Refunding and Improvement, 07 All Stars Project, LOC-JPMorgan
	Chase, 3.420%, 1/3/08 (a)	4,515,000
	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue:
22,745,000	Charles T. Sitrin Health Care, LOC-Keybank N.A., 3.410%, 1/3/08 (a)	22,745,000
5,000,000	Eastern Star Hall & Home, LOC-Citizens Bank N.A., 3.420%, 1/3/08 (a)	5,000,000
3,980,000	Mohawk Valley, St. Lukes, LOC-Bank of America N.A., 3.370%, 1/3/08
	(a)	3,980,000
7,195,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Syracuse Home Association Project, LOC-HSBC Bank USA
	N.A., 3.370%, 1/3/08 (a)	7,195,000
1,260,000	Ontario County, NY, IDA, IDR, Dixit Enterprises, LOC-HSBC Bank USA
	N.A., 3.550%, 1/3/08 (a)(c)	1,260,000
9,895,000	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project, LOC-Royal
	Bank of Scotland, 3.370%, 1/3/08 (a)	9,895,000
3,000,000	Riverhead, NY, IDA, Civic Facility Revenue, Central Suffolk Hospital Project,
	LOC-HSBC Bank USA N.A., 3.370%, 1/3/08 (a)	3,000,000
2,350,000	Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC
	Bank USA N.A., 3.550%, 1/3/08 (a)(c)	2,350,000
1,600,000	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-
	Wachovia Bank, 3.430%, 1/3/08 (a)	1,600,000
4,550,000	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of
	New York, 3.390%, 1/2/08 (a)	4,550,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Industrial Development — 5.8% (continued)
$15,000	Wyoming County IDA, IDR, American Precision Industries, Inc., LOC-
	HSBC Bank USA N.A., 3.550%, 1/3/08 (a)(c)(d)	$15,000
	Total Industrial Development	156,345,000
Life Care Systems — 0.7%
18,045,000	New York State Dormitory Authority Revenue, Catholic Health System
	Obligation, LOC-HSBC Bank USA, 3.370%, 1/3/08 (a)	18,045,000
Miscellaneous — 1.2%
5,000,000	Board of Cooperative Educational Services, NY, Sole Supervisory District,
	RAN, 4.000% due 6/27/08	5,016,610
10,000,000	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, et al,
	4.250% due 7/30/08	10,047,790
17,650,000	State of New York, LOC-Dexia Credit Local, 3.700%, 1/8/08 (a)	17,650,000
	Total Miscellaneous	32,714,400
Pre-Refunded — 0.2%
6,000,000	New York State Dormitory Authority Revenue, Long Island Jewish Medical
	Center, MBIA, 5.000% due 7/1/08 (e)	6,096,132
Public Facilities — 1.9%
4,370,000	New York City, NY, TFA, Future Tax Secured, Revenue, SPA-Dexia Credit
	Local, 3.310%, 1/2/08 (a)	4,370,000
	New York City, NY, Trust for Cultural Resources, Revenue:
8,400,000	Asia Society, LOC-JPMorgan Chase, 3.350%, 1/3/08 (a)	8,400,000
9,290,000	Pierpont Morgan Library, LOC-JPMorgan Chase, 3.400%, 1/3/08 (a)	9,290,000
	New York State Dormitory Authority Revenue:
2,158,000	Metropolitan Museum of Art, 3.350%, 1/2/08 (a)	2,158,000
17,475,000	New York Public Library, MBIA, SPA-Wachovia Bank, 3.340%, 1/2/08
	(a)	17,475,000
9,300,000	New York, NY, TFA, Subordinated LIQ-Lloyds TSB Bank PLC, 3.400%,
	1/2/08(a)	9,300,000
	Total Public Facilities	50,993,000
Solid Waste — 3.3%
	New York State Environmental Resources:
32,600,000	LOC-Bayersche Landesbank/Landesbank Hessen-Thuringen, 3.280% due 1/8/08	32,600,000
56,800,000	LOC-JPMorgan Chase/Bayersche Landesbank/Landesbank Hessen-Thuringen, 3.230% due 2/6/08	56,800,000
	Total Solid Waste	89,400,000
Tax Allocation — 0.0%
100,000	New York, NY, LOC-JPMorgan Chase, 3.380%, 1/2/08 (a)	100,000
Transportation — 11.2%
	MTA, LOC-ABN Amro Bank:
17,500,000	3.460% due 1/7/08	17,500,000
5,000,000	3.300% due 1/9/08	5,000,000
1,000,000	2.830% due 2/6/08	1,000,000
10,000,000	3.320% due 2/11/08	10,000,000
16,000,000	3.330% due 3/4/08	16,000,000
12,000,000	3.050% due 7/8/08	12,000,000
	MTA, NY, Revenue:
10,895,000	AMBAC, SPA-Bank of Nova Scotia, 3.350%, 1/3/08 (a)	10,895,000
8,900,000	AMBAC, SPA-Wachovia Bank, 3.420%, 1/3/08 (a)	8,900,000
31,500,000	Dedicated Tax, FSA, SPA-Dexia Credit Local, 3.350%, 1/3/08 (a)	31,500,000
12,675,000	Refunding, AMBAC, SPA-Landesbank Hessen-Thuringen Grozentrele,
	3.350%, 1/3/08 (a)	12,675,000
1,580,000	Refunding, FSA, SPA-Dexia Credit Local, 3.380%, 1/3/08 (a)	1,580,000
3,190,000	Refunding, FSA, SPA-Westdeutsche Landesbank, 3.380%, 1/3/08 (a)	3,190,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Transportation — 11.2% (continued)
$9,000,000	Subordinated, LOC-Fortis Bank NY, 3.370%, 1/3/08 (a)	$9,000,000
12,800,000	Subordinated, LOC-Fortis Bank SA, 3.400%, 1/3/08 (a)	12,800,000
5,000,000	TECP, LOC-ABN AMRO, 3.500% due 1/10/08	5,000,000
4,545,000	MTA, NY, Service Contract Revenue, FGIC, 5.000% due 1/2/08	4,545,000
45,415,000	Triborough Bridge & Tunnel Authority, Revenue, Refunding, Gem
	Subordinated, SPA-Bank of America, 3.380%, 1/3/08 (a)	45,415,000
	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding:
24,300,000	MTA Bridges Tunnels, FSA, SPA-JPMorgan Chase, 3.400%, 1/2/08 (a)	24,300,000
42,500,000	SPA-ABN AMRO Bank N.V., 3.420%, 1/3/08 (a)	42,500,000
27,410,000	Subordinated, SPA-Landesbank Baden-Wurttemberg, 3.340%, 1/3/08 (a)	27,410,000
	Total Transportation	301,210,000
Utilities — 8.9%
	Long Island, NY, Power Authority:
	Electric System Revenue:
4,000,000	MBIA, 5.000% due 4/1/08	4,015,271
1,000,000	Subordinated, LOC-Bayerische Landesbank, 3.450%, 1/2/08 (a)	1,000,000
11,600,000	Subordinated, MBIA, SPA-Fortis Bank SA/NV, 3.270%, 1/2/08 (a)	11,600,000
59,825,000	Subordinated, LOC-Bayerische Landesbank & Landesbank Baden-
	Wurttemberg, 3.350%, 1/2/08 (a)	59,825,000
8,600,000	Subordinated, LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg,
	3.400%, 1/2/08 (a)	8,600,000
2,400,000	Subordinated, LOC-Westdeutsche Landesbank, 3.340%, 1/2/08 (a)	2,400,000
5,200,000	Subordinated, MBIA, SPA-Fortis Bank NY, 3.340%, 1/2/08 (a)	5,200,000
	New York State Energy Research & Development Authority, Revenue,
	Consolidated Edison Co.:
18,075,000	LOC-Wachovia Bank N.A., 3.350%, 1/2/08 (a)	18,075,000
12,500,000	Subordinated, LOC-Wachovia Bank, 3.350%, 1/2/08 (a)	12,500,000
	New York State Power Authority:
10,000,000	Credit Agreement-JPMorgan Chase, 3.510% due 1/7/08	10,000,000
30,000,000	Credit Agreement-Bank of Nova Scotia, 3.240% due 1/9/08	30,000,000
23,213,000	Credit Agreement-State Street Bank, 3.330% due 1/10/08	23,213,000
10,000,000	Credit Agreement-Bayersche Landesbank, 3.320% due 1/14/08	10,000,000
40,000,000	Credit Agreement-Wachovia Bank, 3.300% due 1/15/08	40,000,000
2,000,000	Credit Agreement-Landesbank Baden-Nur Hemburg, 3.020% due 1/17/08	2,000,000
	Total Utilities	238,428,271
Water & Sewer — 3.9%
	New York City, NY, MFA Water & Sewer System Revenue, Second General
	Resolution:
	Fiscal 2008, SPA-Fortis Bank SA:
3,700,000	3.450%, 1/2/08 (a)	3,700,000
1,400,000	3.530%, 1/2/08 (a)	1,400,000
15,000,000	3.440%, 1/3/08 (a)	15,000,000
12,565,000	SPA-Bank of Nova Scotia, 3.600%, 1/2/08 (a)	12,565,000
	New York City, NY, Municipal Water Finance Authority:
1,200,000	SPA-Depfa Bank PLC, 3.350%, 1/3/08 (a)	1,200,000
50,450,000	SPA-Dexia Credit Local, 3.420%, 1/3/08 (a)	50,450,000
	Water & Sewer System Revenue:
5,240,000	Fiscal 2003, Subordinated, SPA-Depfa Bank PLC, 3.450%, 1/2/08 (a)	5,240,000
13,900,000	SPA-JPMorgan Chase, 3.340%, 1/2/08 (a)	13,900,000
	Total Water & Sewer	103,455,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

TOTAL INVESTMENTS — 100.0% (Cost — $2,679,837,106#)	2,679,837,106
Other Assets in Excess of Liabilities — 0.0%	1,057,768
TOTAL NET ASSETS — 100.0%	$2,680,894,874

(a) Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days’ notice. Date shown is the date of the next interest rate change.
(b) Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
# Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
BAN - Bond Anticipation Notes
CSD - Central School District
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FHA - Federal Housing Administration
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HDC - Housing Development Corporation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LGAC - Local Government Assistance Corporation
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MTA - Metropolitan Transportation Authority
RAN - Revenue Anticipation Notes
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes
UFSD - Unified Free School District

Ratings Table †	(December 31, 2007) (unaudited)

S&P/Moody's/Fitch*
A-1		57.3%
VMIG1		22.3
SP-1		2.3
MIG1		0.3
AAA/Aaa		0.9
NR		16.9
		100.0%
†As a Percentage of total investments.

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

* S&P primary rating; Moody's secondary, then Fitch.

See pages 11 and 12 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset New York Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By            /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By            /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2008

By            /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: February 28, 2008